SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX

AMERICA • ASIA PACIFIC • EUROPE

October 11, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock U.S. Equity Factor Rotation ETF, a series of BlackRock ETF Trust

(File Nos. 333-228832, Investment Company Act No. 811-23402)

Ladies and Gentlemen:

On behalf of BlackRock ETF Trust, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement dated September 20, 2019 to the Summary Prospectus, Prospectus and Statement of Additional Information of BlackRock U.S. Equity Factor Rotation ETF (the “Fund”), each dated March 15, 2019, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on September 20, 2019 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-8514.

Very truly yours,

/s/ Andrew M. Friedman
Andrew M. Friedman

Enclosures

cc:	Janey Ahn

John A. MacKinnon

Jesse C. Kean

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.